UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (93.1%)(a)
	Shares	Value

Aerospace and defense (3.5%)

Boeing Co. (The)	633	$46,760

General Dynamics Corp.	421	27,912

Honeywell International, Inc.	1,513	103,247

L-3 Communications Holdings, Inc.	1,000	75,920

Northrop Grumman Corp.	652	42,406

Raytheon Co.	404	21,283

United Technologies Corp.	867	75,923

		393,451
Air freight and logistics (0.5%)

FedEx Corp.	540	54,783

		54,783
Airlines (0.8%)

Copa Holdings SA Class A (Panama)	211	23,126

Delta Air Lines, Inc.(NON)	1,497	20,793

Southwest Airlines Co.	2,267	25,413

Spirit Airlines, Inc.(NON)	1,127	21,853

		91,185
Auto components (0.4%)

Johnson Controls, Inc.	1,381	42,935

		42,935
Automobiles (0.3%)

Ford Motor Co.	2,529	32,751

		32,751
Beverages (1.6%)

Coca-Cola Co. (The)	904	33,665

Coca-Cola Enterprises, Inc.	1,550	54,049

Cott Corp. (Canada)	4,602	41,694

Diageo PLC ADR (United Kingdom)	226	26,962

PepsiCo, Inc.	405	29,504

		185,874
Biotechnology (2.7%)

Amgen, Inc.	977	83,494

Celgene Corp.(NON)	511	50,569

Cubist Pharmaceuticals, Inc.(NON)	761	32,753

Elan Corp. PLC ADR (Ireland)(NON)	2,233	23,469

Gilead Sciences, Inc.(NON)	1,946	76,770

United Therapeutics Corp.(NON)	595	32,065

		299,120
Capital markets (2.4%)

Ameriprise Financial, Inc.	650	43,108

Apollo Global Management, LLC. Class A	1,838	40,932

Goldman Sachs Group, Inc. (The)	393	58,109

Morgan Stanley	1,958	44,740

State Street Corp.	807	44,910

SWS Group, Inc.(NON)	5,222	34,413

		266,212
Chemicals (3.3%)

Celanese Corp. Ser. A	485	22,737

CF Industries Holdings, Inc.	190	43,542

Dow Chemical Co. (The)	1,516	48,815

Huntsman Corp.	1,208	21,297

LyondellBasell Industries NV Class A	438	27,778

Monsanto Co.	655	66,384

PPG Industries, Inc.(WIS)	373	51,426

Sherwin-Williams Co. (The)	134	21,727

W.R. Grace & Co.(NON)	493	35,397

Westlake Chemical Corp.	302	27,742

		366,845
Commercial banks (2.5%)

Bancorp, Inc. (The)(NON)	4,600	54,188

Capital Bank Financial Corp. Class A(NON)	1,739	26,902

National Bank Holdings Corp. Class A	499	9,007

PNC Financial Services Group, Inc.	958	59,204

Regions Financial Corp.	4,725	36,761

Wells Fargo & Co.	2,771	96,514

		282,576
Commercial services and supplies (1.3%)

ADT Corp. (The)	729	34,628

Cintas Corp.	778	32,878

G&K Services, Inc. Class A	1,004	40,200

Tyco International, Ltd.	1,224	37,002

		144,708
Communications equipment (2.1%)

Acme Packet, Inc.(NON)	1,670	40,364

Cisco Systems, Inc.	4,837	99,497

Polycom, Inc.(NON)	2,048	22,589

Qualcomm, Inc.	1,187	78,378

		240,828
Computers and peripherals (3.0%)

Apple, Inc.	435	198,060

EMC Corp.(NON)	3,104	76,389

Hewlett-Packard Co.	1,410	23,279

SanDisk Corp.(NON)	784	39,192

		336,920
Construction and engineering (0.6%)

Fluor Corp.	1,079	69,952

		69,952
Consumer finance (0.5%)

Discover Financial Services	1,536	58,967

		58,967
Containers and packaging (0.4%)

Bemis Co., Inc.	567	20,231

Packaging Corp. of America	729	28,015

		48,246
Diversified financial services (4.2%)

Bank of America Corp.	8,732	98,846

Citigroup, Inc.	2,491	105,021

JPMorgan Chase & Co.	5,068	238,449

Nasdaq OMX Group, Inc. (The)	1,088	30,812

		473,128
Diversified telecommunication services (1.2%)

AT&T, Inc.	943	32,807

Iridium Communications, Inc.(NON)	3,460	24,220

Verizon Communications, Inc.	1,847	80,548

		137,575
Electric utilities (0.7%)

American Electric Power Co., Inc.	562	25,453

NV Energy, Inc.	1,012	19,157

PPL Corp.	1,310	39,680

		84,290
Electrical equipment (0.2%)

Rockwell Automation, Inc.	240	21,406

		21,406
Energy equipment and services (2.4%)

Cameron International Corp.(NON)	611	38,682

Diamond Offshore Drilling, Inc.	353	26,507

Ensco PLC Class A (United Kingdom)	428	27,208

Halliburton Co.	641	26,076

Nabors Industries, Ltd.(NON)	3,245	54,094

Schlumberger, Ltd.	1,143	89,211

Seadrill Partners, LLC (Units) (United Kingdom)(NON)	326	9,438

		271,216
Food and staples retail (2.4%)

Costco Wholesale Corp.	298	30,497

CVS Caremark Corp.	1,605	82,176

Kroger Co. (The)	3,095	85,732

Safeway, Inc.	863	16,613

Wal-Mart Stores, Inc.	833	58,268

		273,286
Food products (0.2%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)	3,908	26,887

		26,887
Health-care equipment and supplies (2.3%)

Abbott Laboratories	442	14,975

Baxter International, Inc.	803	54,476

Becton, Dickinson and Co.	304	25,548

CareFusion Corp.(NON)	886	27,501

Covidien PLC	1,243	77,489

Stryker Corp.	410	25,687

Zimmer Holdings, Inc.	447	33,346

		259,022
Health-care providers and services (3.5%)

Aetna, Inc.	2,384	114,980

Air Methods Corp.	1,077	47,086

Cardinal Health, Inc.	695	30,448

HCA Holdings, Inc.	1,305	49,133

Laboratory Corp. of America Holdings(NON)	315	28,193

McKesson Corp.	404	42,513

UnitedHealth Group, Inc.	1,455	80,331

		392,684
Hotels, restaurants, and leisure (1.9%)

Ignite Restaurant Group, Inc.(NON)	3,761	54,535

Marriott Vacations Worldwide Corp.(NON)	587	26,051

McDonald's Corp.	320	30,493

Red Robin Gourmet Burgers, Inc.(NON)	2,061	76,195

Wyndham Worldwide Corp.	400	22,316

		209,590
Household durables (1.4%)

Jarden Corp.(NON)	445	26,184

Newell Rubbermaid, Inc.	1,190	27,941

PulteGroup, Inc.(NON)	2,780	57,657

Whirlpool Corp.	381	43,960

		155,742
Household products (1.4%)

Colgate-Palmolive Co.	202	21,689

Energizer Holdings, Inc.	435	37,849

Harbinger Group, Inc.(NON)	3,473	28,479

Kimberly-Clark Corp.	393	35,177

Procter & Gamble Co. (The)	476	35,776

		158,970
Independent power producers and energy traders (0.6%)

Calpine Corp.(NON)	1,713	33,797

NRG Energy, Inc.	1,615	38,760

		72,557
Industrial conglomerates (1.2%)

Danaher Corp.	455	27,268

General Electric Co.	4,782	106,543

		133,811
Insurance (4.1%)

ACE, Ltd.	440	37,545

Aflac, Inc.	983	52,158

Allstate Corp. (The)	854	37,491

American International Group, Inc.(NON)	1,222	46,228

Hartford Financial Services Group, Inc. (The)	1,519	37,671

MetLife, Inc.	3,178	118,667

Prudential Financial, Inc.	1,319	76,344

Travelers Cos., Inc. (The)	731	57,354

		463,458
Internet and catalog retail (0.4%)

Amazon.com, Inc.(NON)	88	23,364

Priceline.com, Inc.(NON)	37	25,362

		48,726
Internet software and services (2.4%)

Brightcove, Inc.(NON)	2,658	22,380

eBay, Inc.(NON)	935	52,295

ExactTarget, Inc.(NON)	1,911	42,023

Google, Inc. Class A(NON)	204	154,161

		270,859
IT Services (3.6%)

Accenture PLC Class A	519	37,311

Alliance Data Systems Corp.(NON)	523	82,425

Computer Sciences Corp.	1,217	50,871

Fidelity National Information Services, Inc.	1,312	48,688

IBM Corp.	448	90,975

Total Systems Services, Inc.	2,471	57,451

Unisys Corp.(NON)	403	8,951

Visa, Inc. Class A	202	31,898

		408,570
Leisure equipment and products (0.5%)

Hasbro, Inc.	722	26,981

LeapFrog Enterprises, Inc.(NON)	3,328	29,985

		56,966
Life sciences tools and services (0.5%)

PerkinElmer, Inc.	683	24,069

Thermo Fisher Scientific, Inc.	385	27,774

		51,843
Machinery (2.2%)

Caterpillar, Inc.	527	51,852

CNH Global NV	745	35,566

Douglas Dynamics, Inc.	1,614	21,273

Flowserve Corp.	142	22,261

Ingersoll-Rand PLC	531	27,288

Joy Global, Inc.	475	30,006

Trinity Industries, Inc.	748	29,696

Wabtec Corp.	270	25,277

		243,219
Marine (0.3%)

Kirby Corp.(NON)	563	39,776

		39,776
Media (2.9%)

Comcast Corp. Class A	2,973	113,212

DISH Network Corp. Class A	1,348	50,240

Gannett Co., Inc.	2,380	46,719

News Corp. Class A	1,968	54,592

Time Warner Cable, Inc.	376	33,592

Viacom, Inc. Class B	448	27,037

		325,392
Metals and mining (1.1%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	1,257	44,309

SunCoke Energy Partners LP (Units)(NON)	1,300	25,831

Teck Resources, Ltd. Class B (Canada)	1,380	50,356

		120,496
Multi-utilities (1.1%)

CenterPoint Energy, Inc.	1,967	40,205

DTE Energy Co.	576	36,467

Public Service Enterprise Group, Inc.	1,387	43,247

		119,919
Multiline retail (1.1%)

J.C. Penney Co., Inc.	785	15,959

Macy's, Inc.	1,244	49,150

Target Corp.	1,000	60,410

		125,519
Office electronics (0.3%)

Xerox Corp.	4,894	39,201

		39,201
Oil, gas, and consumable fuels (6.6%)

Alpha Natural Resources, Inc.(NON)	3,216	28,494

Chesapeake Energy Corp.	454	9,162

Chevron Corp.	1,213	139,677

Devon Energy Corp.	436	24,935

Exxon Mobil Corp.	2,113	190,107

Gulfport Energy Corp.(NON)	1,197	49,400

LRR Energy LP	1,983	34,524

Marathon Oil Corp.	1,257	42,248

Noble Energy, Inc.	227	24,468

Occidental Petroleum Corp.	275	24,274

Oiltanking Partners LP (Units)	470	18,908

Royal Dutch Shell PLC ADR (United Kingdom)	805	56,769

Summit Midstream Partners LP (units)(NON)	1,454	31,799

Suncor Energy, Inc. (Canada)	1,417	48,206

Valero Energy Corp.	623	27,244

		750,215
Paper and forest products (0.2%)

International Paper Co.	466	19,302

		19,302
Personal products (0.1%)

Herbalife, Ltd.	286	10,388

		10,388
Pharmaceuticals (4.7%)

AbbVie, Inc.(NON)	1,258	46,150

Eli Lilly & Co.	912	48,965

Johnson & Johnson	1,214	89,739

Merck & Co., Inc.	3,263	141,125

Pfizer, Inc.	7,234	197,344

Zoetis. Inc.(NON)	173	4,498

		527,821
Professional services (0.2%)

Equifax, Inc.	449	26,356

		26,356
Real estate investment trusts (REITs) (0.6%)

American Campus Communities, Inc.	693	32,273

Weyerhaeuser Co.	1,066	32,108

		64,381
Road and rail (0.6%)

Canadian National Railway Co. (Canada)	353	33,768

Union Pacific Corp.	243	31,945

		65,713
Semiconductors and semiconductor equipment (0.8%)

Applied Materials, Inc.	1,959	25,291

Intel Corp.	1,694	35,642

Texas Instruments, Inc.	756	25,008

		85,941
Software (3.7%)

FleetMatics Group PLC (Ireland)(NON)	854	21,410

Microsoft Corp.	7,283	200,064

Oracle Corp.	4,229	150,172

Symantec Corp.(NON)	2,345	51,051

		422,697
Specialty retail (3.3%)

American Eagle Outfitters, Inc.	1,267	25,606

Best Buy Co., Inc.	1,644	26,731

Chico's FAS, Inc.	1,557	27,917

Foot Locker, Inc.	1,377	47,300

Gap, Inc. (The)	943	30,817

Home Depot, Inc. (The)	940	62,905

Lowe's Cos., Inc.	1,012	38,648

PetSmart, Inc.	351	22,959

Ross Stores, Inc.	932	55,640

TJX Cos., Inc. (The)	714	32,259

		370,782
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	538	27,438

Fossil, Inc.(NON)	256	27,028

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	506	28,402

		82,868
Tobacco (1.3%)

Lorillard, Inc.	876	34,225

Philip Morris International, Inc.	1,231	108,525

		142,750
Wireless telecommunication services (0.3%)

MetroPCS Communications, Inc.(NON)	1,629	16,339

Sprint Nextel Corp.(NON)	2,498	14,064

		30,403

Total common stocks (cost $9,073,902)		$10,499,078

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF	3,321	$95,711

Total investment companies (cost $65,543)		$95,711

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	213	$21,194

Unisys Corp. Ser. A, 6.25% cv. pfd.	61	3,935

Total convertible preferred stocks (cost $27,400)		$25,129

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)	295,509	$295,509

Total short-term investments (cost $295,509)		$295,509

TOTAL INVESTMENTS

Total investments (cost $9,462,354)(b)		$10,915,427

When-issued securities sold at 1/31/2013 (Unaudited)
COMMON STOCKS (0.1%)(a)	Shares	Value

Axiall Corp.(NON)(WIS)	121	$6,801

Total when-issued securities sold (proceeds $6,801)		$6,801

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $11,281,561.
(b)	The aggregate identified cost on a tax basis is $9,461,046, resulting in gross unrealized appreciation and depreciation of $1,687,039 and $232,658, respectively, or net unrealized appreciation of $1,454,381.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$190,872	$1,542,226	$1,437,589	$164	$295,509
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(WIS)	PPG Industries, Inc. announced a spin-off of operations to Axiall Corp. that was to close after the close of the reporting period. Prior to the close of the reporting period, the fund entered into a when-issued sale for a portion of its Axiall Corp. spin-off shares.
At the close of the reporting period, the fund maintained liquid assets totaling $28,151 to cover certain derivatives contracts and securities sold short.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,451,271	$—	$—
Consumer staples	798,155	—	—
Energy	1,021,431	—	—
Financials	1,608,722	—	—
Health care	1,530,490	—	—
Industrials	1,284,360	—	—
Information technology	1,805,016	—	—
Materials	554,889	—	—
Telecommunication services	167,978	—	—
Utilities	276,766	—	—
Total common stocks	10,499,078	—	—
Convertible preferred stocks	—	25,129	—
Investment companies	95,711	—	—
Short-term investments	295,509	—	—

Totals by level	$10,890,298	$25,129	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
When-issued securities sold	$—	$(6,801)	$—

Totals by level	$—	$(6,801)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013